Basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net income attributable to Vale S.A.'s shareholders	$ 2,352	$ 6,166	$ 7,983
Thousands of shares
Weighted average number of common shares outstanding	4,268,775	4,274,854	4,366,130
Weighted average number of common shares outstanding and potential ordinary shares	4,274,804	4,279,867	4,369,961
Ordinary shares [member]
Thousands of shares
Basic earnings per share attributable to Vale S.A.'s shareholders	$ 0.55	$ 1.44	$ 1.83
Diluted earnings per share attributable to Vale S.A.'s shareholders	$ 0.55	$ 1.44	$ 1.83